OPTIMA
GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
DEFERRED VARIABLE ANNUITY CONTRACTS
ISSUED BY
Variable Account A
OF
KEYPORT BENEFIT LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 18, 2001
TO
STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2000
and
MAY 1, 2001

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This supplement is to notify you of the following change:

The Mitchell Hutchins Series Trust has been renamed the "Brinson Series Trust".

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Client Service Hotline
800-367-3653

Distributed by:
Keyport Financial Services Corp.
125 High Street
Boston, Massachusetts 02110

NYKOSAI.SUP	05/01